Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | (per share)	$ 26.25	¥ 181.04	¥ 306.56
Options granted | shares		558,935
Options exercised | shares		6,009	37,606	134,639
Aggregate intrinsic value of options | ¥		¥ 1,223
Unrecognized compensation expense related to unvested share options | ¥	$ 112,243	¥ 112,243
Unrecognized compensation expense, period for recognition		3 years 11 months 4 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expense, period for recognition		4 years 7 months 17 days
Total fair value of non-vested restricted shares | ¥		¥ 9,672
Unrecognized compensation expense related to non-vested restricted shares | ¥	$ 28,161	¥ 28,161
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued | shares					2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term					10 years
Vesting period for remaining the 75% of options granted					36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					75.00%
Stock Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued | shares	3,000,000	3,000,000
Stock Incentive Plan 2022 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term		10 years
Vesting period for remaining the 75% of options granted		36 months
Stock Incentive Plan 2022 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage		25.00%
Stock Incentive Plan 2022 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage		75.00%